Transactions with Related Parties (Details Narrative)	3 Months Ended	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Jun. 26, 2020 USD ($)	Dec. 31, 2015 USD ($)	Dec. 13, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 18, 2013 USD ($)
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 41,023,000	$ 65,225,000	$ (0)
Vessel operating expenses					127,611,000	107,748,000	94,019,000
General and Administrative Expense					22,097,000	21,689,000	18,569,000
Due to Related Parties, Current					30,082,000	32,150,000
Assets Held-for-sale, Not Part of Disposal Group					77,831,000	0
Time charter and voyage expenses					17,820,000	22,690,000	31,593,000
Due from Related Parties, Current					0	16,688,000
Navios Holdings [Member]
Related Party Transaction [Line Items]
Due from Related Parties					14,658,000	14,658,000
Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired								10
Due from Related Parties						0
Due from Related Parties, Current							6,645,000
Navios Europe I [Member] | Navios Holdings, Navios Acquisition and Navios Partners [Member] | Navios Revolving Loans I [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 24,100,000
Line of Credit Facility, Increase (Decrease), Net							30,000,000
Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired			14
Payments to Acquire Property, Plant, and Equipment			$ 145,550,000
Due from Related Parties					0	44,908,000
Assets Held-for-sale, Not Part of Disposal Group					1,845,000
Loans and Leases Receivable, Related Parties						20,662,000
Interest Receivable, Noncurrent						7,558,000
Due from Related Parties, Current						$ 16,688,000	12,020,000
Navios Europe II [Member] | Navios Holdings, Navios Acquisition and Navios Partners [Member] | Navios Revolving Loans II [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 43,500,000		$ 57,500,000
Line of Credit Facility, Increase (Decrease), Net	$ 14,000,000
Navios Maritime Midstream Partners [Member]
Related Party Transaction [Line Items]
Intercompany Agreements, Description					On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream (“Backstop Agreements”).
LR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired						2
MR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired						3
Containers [Member] | Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired		7
Ballast Water Treatment System And Exhaust Gas Cleaning System [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 4,756,000	$ 18,207,000
Shinyo Kannika [Member]
Related Party Transaction [Line Items]
Duration of agreement					2 years
Charter hire daily rate					$ 38,000
Time charter and voyage expenses				$ 20,102,000
Nave Celeste [Member]
Related Party Transaction [Line Items]
Charter hire daily rate					35,000
Shinyo Ocean [Member]
Related Party Transaction [Line Items]
Charter hire daily rate					$ 38,400
Management Agreement [Member]
Related Party Transaction [Line Items]
Duration of agreement					2 years
Management Agreement [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Duration of agreement					2 years
Management Agreement [Member] | MR2 Product Tanker Vessel [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 6,800	6,500
Management Agreement [Member] | LR1 Product Tanker Vessel [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					7,230	7,150
Management Agreement [Member] | LR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						7,230
Management Agreement [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					9,700	9,500
Management Agreement [Member] | Per Vessel [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					$ 50.00
Annual increase in daily management fee					3.00%
Management Agreement [Member] | Per Vessel [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 50.00
Management Agreement [Member] | Per Vessel [Member] | Navios Europe I [Member] | After January 1, 2022 [Member]
Related Party Transaction [Line Items]
Annual increase in daily management fee						3.00%
Management Agreement [Member] | MR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings						$ 6,800
Management Agreement [Member] | Container Vessel of 1,500 TEU up to 1,999 TEU [Member] | Navios Europe II [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 5,300
Management Agreement [Member] | Container Vessel of 2,000 TEU up to 3,450 TEU [Member] | Navios Europe II [Member]
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 6,100
Administrative services agreement with the Manager [Member]
Related Party Transaction [Line Items]
General and Administrative Expense					$ 13,075,000	$ 11,101,000	$ 8,883,000
Administrative services agreement with the Manager [Member] | LR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired						2
Administrative services agreement with the Manager [Member] | MR1 Product Tanker Vessel [Member] | Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired						3